Summary of Significant Accounting Policies (FY) (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Estimated Useful Life	Expenditures for maintenance and repairs are charged to expense as incurred. Depreciation is computed using the straight-line method over following estimated useful lives.
Property and Equipment	Estimated Useful Life
Computer equipment and software	3 years
Furniture and fixtures	5 years
Leasehold improvements	Lesser of estimated useful life or remaining lease term